SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Plan
Exercise price	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Number of options, outstanding	1,882,500	1,882,500	1,800,000	1,800,000
Weighted average remaining contractual life	3 years 6 months	3 years 6 months
Number of options, exercisable		525,000	405,000